Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%
State income tax, net of federal tax benefit	4.70%	4.80%	6.70%
Amortization of investment tax credits	(1.50%)	(1.20%)	(1.50%)
Preferred dividends of subsidiary	1.30%	0.90%	1.10%
Depreciation flow through and amortization	(0.30%)	(0.30%)	(0.30%)
Additional funds used during construction - equity	(3.50%)	(0.30%)	0.60%
Manufacturers' Production Deduction (Sec. 199)	(0.00%)	(0.00%)	(3.80%)
Other - net	0.20%	0.20%	0.50%
Effective tax rate	35.90%	39.10%	38.30%
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%
State income tax, net of federal tax benefit	4.40%	4.60%	6.00%
Amortization of investment tax credits	(0.80%)	(0.80%)	(1.00%)
Depreciation flow through and amortization	(0.20%)	(0.20%)	(0.20%)
Additional funds used during construction - equity	(1.90%)	(0.20%)	0.40%
Manufacturers' Production Deduction (Sec. 199)	(1.00%)	(0.00%)	(3.20%)
Other - net	0.10%	0.40%	0.40%
Effective tax rate	35.60%	38.80%	37.40%